Total
Growth & Income Fund
Growth & Income Fund
Investment objective
The Fund seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.
Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The expenses shown do not reflect any separate account fees or expenses deducted under the variable annuity contracts or variable life insurance policies using the Fund as an underlying investment option.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Growth & Income Fund Growth & Income Fund
Maximum sales charge imposed on purchases (percentage of offering price)	none
Maximum deferred sales charge	none
Maximum sales charge imposed on reinvested dividends and other distributions	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Growth & Income Fund Growth & Income Fund
Management fees	0.45%
Other expenses	0.09%
Total annual Fund operating expenses	0.54%
Waivers and expense reimbursements	(0.02%)	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.52%
[1]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed 0.52% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2024, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the duration noted in the table above. The example does not reflect the fees and expenses of any variable annuity contract or variable life insurance policy and the costs in the example would be higher if it did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Growth & Income Fund Growth & Income Fund USD ($)
1 Year	$ 53
3 Years	171
5 Years	300
10 Years	$ 675

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2022, the Fund’s portfolio turnover rate was 123% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. In seeking a favorable long-term total return, the Fund will invest in securities which the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), believes have the potential for capital appreciation, dividend income, or both. The Fund focuses on large-cap securities that Advisors believes to be attractively valued, show the potential to appreciate faster than the rest of the market and return cash to shareholders in the form of dividends, stock buy-backs or both. Advisors seeks to construct a portfolio whose weighted average market capitalization is similar to the Fund’s benchmark index, the Standard & Poor’s 500® Index (the “S&P 500 Index”).

Advisors generally looks for companies that it believes are leaders in their respective industries, with sustainable competitive advantages. Advisors also looks for companies that it believes have management teams that are dedicated to creating shareholder value. The Fund may invest up to 20% of its assets in foreign issuers when Advisors believes these issuers offer more attractive investment opportunities. The Fund may also purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and lower overall liquidity than the stocks of larger, more established companies.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund’s portfolio investments.

• Risks of Growth Investing—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks and may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives and may not produce expected returns.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments as well as armed conflicts and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also have lower liquidity and be more difficult to value than investments in U.S. issuers. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and less stringent accounting, corporate governance, financial reporting and disclosure standards. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other restrictions by the United States or other governments may also negatively impact the Fund’s investments. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and/or thus may make the Fund’s investments in such securities less liquid (or illiquid) or more difficult to value. The type and severity of sanctions and other measures that may be imposed could vary broadly in scope, and their impact is impossible to predict.

• Derivatives Risk—The risks associated with investing in derivatives and other similar instruments (referred to collectively as “derivatives”) may be different and greater than the risks associated with directly investing in the underlying securities and other instruments, and include leverage risk, market risk, counterparty risk, liquidity risk, operational risk and legal risk. The Fund may use more complex derivatives that might be particularly susceptible to liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of shares of the Fund during the preceding ten-year period. Below the bar chart are the best and worst returns for a calendar quarter during the same period. The performance table following the bar chart shows the Fund’s average annual total returns over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2022, and how those returns compare to those of the Fund’s benchmark index. Returns do not reflect fees and expenses of any variable annuity or variable life insurance contract and would be lower if they did.

The returns shown below reflect previous agreements by Advisors to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of the Fund, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS (%) Growth & Income Fund

Best quarter: 22.21%, for the quarter ended June 30, 2020. Worst quarter: -21.52%, for the quarter ended March 31, 2020.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2022
Average Annual Total Returns - Growth & Income Fund	Label	1 Year	5 Years	10 Years	Inception Date
Growth & Income Fund		(22.24%)	7.18%	11.37%	Apr. 03, 2000
S&P 500® Index	S&P 500® Index	(18.11%)	9.42%	12.56%

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns have not been shown because they are not relevant since Fund shares currently are held only through insurance company separate accounts.